JAMES ALPHA YORKVILLE MLP PORTFOLIO,

a series of THE SARATOGA ADVANTAGE TRUST

Class I	(Ticker: JMLPX)
Class A	(Ticker: JAMLX)
Class C	(Ticker: MLPCX)

Supplement dated December 31, 2018 to the Prospectus (the “Prospectus”) and the Statement of Information (the “SAI”), each dated December 31, 2018

This Supplement updates and supersedes any contrary information contained in the Prospectus, the SAI or any supplements thereto with respect to the James Alpha Yorkville MLP Portfolio (the “Portfolio”).

Effective December 31, 2018, the name of the Portfolio will be changed to the James Alpha MLP Portfolio and all references to James Alpha Yorkville MLP Portfolio in the Portfolio’s Prospectus and SAI are hereby amended accordingly.

Effective December 31, 2018, Yorkville Capital Management LLC (“Yorkville”) no longer serves as a sub-adviser to the Portfolio. Therefore, all references to Yorkville and to a sub-adviser and to Darren R. Schuringa, James A. Hug and Leonard Edelstein as portfolio managers of the Portfolio are hereby deleted. Kevin R. Greene, James S. Vitalie, Michael J. Montague and Akos Beleznay, PhD of James Alpha Advisors, LLC, the Portfolio’s manager, are directly managing the Portfolio.

Reference is made to the section entitled “PORTFOLIO SUMMARY”, sub-heading “Principal Investment Strategies” of the Prospectus. The final two paragraphs under this section are deleted in their entirety and replaced with the following:

The Portfolio is expected to generally hold no more than 5% in any individual MLP directly.

The Portfolio generally will invest in MLPs, ETFs, and ETNs. In constructing the investment universe, the Manager employs a quantitative bottom-up process that evaluates and ranks potential investments. The ranking algorithm, among other things, includes short- and mid-term relative strength pattern recognition based on price momentum. This evaluation includes advanced linear and non-linear numerical techniques, including artificial intelligence.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO”, sub-heading “Principal Investment Strategies” of the Prospectus. The sixth and seventh paragraphs under this section are deleted in their entirety and replaced with the following:

The Portfolio is expected to generally hold no more than 5% in any individual MLP directly.

The Portfolio generally will invest in MLPs, ETFs, and ETNs. In constructing the investment universe, the Manager employs a quantitative bottom-up process that evaluates and ranks potential investments. The ranking algorithm, among other things, includes short- and mid-term relative strength pattern recognition based on price momentum. This evaluation includes advanced linear and non-linear numerical techniques, including artificial intelligence.

Reference is made to the sections entitled “PORTFOLIO SUMMARY”, sub-heading “Principal Investment Risks” of the Prospectus and “PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO”, sub-heading “Principal Risks of Investing in the Portfolio” of the Prospectus. The following information is added as a principal investment risk:

Quantitative Strategy Risk. The Portfolio will use quantitative mathematical models that rely on patterns inferred from historical prices, performance returns and other financial data in evaluating prospective investments. However, most quantitative models cannot fully match the complexity of the financial markets and therefore sudden unanticipated changes in underlying market conditions can significantly impact the performance of the Portfolio. Further, as market dynamics shift over time, a previously highly successful model may become outdated – perhaps without the Manager recognizing that fact before substantial losses are incurred. Moreover, there are an increasing number of market participants who rely on quantitative mathematical models. These models may be similar to those used by the Portfolio, which may result in a substantial number of market participants taking the same action with respect to an investment and some of these market participants may be substantially larger than the Portfolio. Investments selected using these models may perform differently than expected and technical issues in the construction and implementation of the models may occur. If the data utilized by the Manager to construct these models proves to be incorrect, the Portfolio may suffer losses.

Reference is made to the section entitled “Portfolio Managers”, sub-heading “Manager” of the Prospectus. The first paragraph under this section is amended to read:

Kevin R. Greene, James S. Vitalie, Michael J. Montague and Akos Beleznay, PhD are responsible for the day-to-day management of the Portfolio.

Please retain this supplement for future reference.

JAMES ALPHA YORKVILLE MLP PORTFOLIO,

a series of THE SARATOGA ADVANTAGE TRUST

Class S	(Ticker: JMLSX)

Supplement dated December 31, 2018 to the Prospectus (the “Prospectus”) and the Statement of Information (the “SAI”), each dated December 31, 2018

This Supplement updates and supersedes any contrary information contained in the Prospectus, the SAI or any supplements thereto with respect to the James Alpha Yorkville MLP Portfolio (the “Portfolio”).

Effective December 31, 2018, the name of the Portfolio will be changed to the James Alpha MLP Portfolio and all references to James Alpha Yorkville MLP Portfolio in the Portfolio’s Prospectus and SAI are hereby amended accordingly.

Effective December 31, 2018, Yorkville Capital Management LLC (“Yorkville”) no longer serves as a sub-adviser to the Portfolio. Therefore, all references to Yorkville and to a sub-adviser and to Darren R. Schuringa, James A. Hug and Leonard Edelstein as portfolio managers of the Portfolio are hereby deleted. Kevin R. Greene, James S. Vitalie, Michael J. Montague and Akos Beleznay, PhD of James Alpha Advisors, LLC, the Portfolio’s manager, are directly managing the Portfolio.

Reference is made to the sections entitled “PORTFOLIO SUMMARIES—James Alpha Yorkville MLP Portfolio”, sub-heading “Principal Investment Strategies” of the Prospectus. The final two paragraphs under this section are deleted in their entirety and replaced with the following:

The Portfolio is expected to generally hold no more than 5% in any individual MLP directly.

The Portfolio generally will invest in MLPs, ETFs, and ETNs. In constructing the investment universe, the Manager employs a quantitative bottom-up process that evaluates and ranks potential investments. The ranking algorithm, among other things, includes short- and mid-term relative strength pattern recognition based on price momentum. This evaluation includes advanced linear and non-linear numerical techniques, including artificial intelligence.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS”, sub-heading “Principal Investment Strategies of the James Alpha Yorkville MLP Portfolio” of the Prospectus. The sixth and seventh paragraphs under this section are deleted in their entirety and replaced with the following:

The Portfolio is expected to generally hold no more than 5% in any individual MLP directly.

The Portfolio generally will invest in MLPs, ETFs, and ETNs. In constructing the investment universe, the Manager employs a quantitative bottom-up process that evaluates and ranks potential investments. The ranking algorithm, among other things, includes short- and mid-term relative strength pattern recognition based on price momentum. This evaluation includes advanced linear and non-linear numerical techniques, including artificial intelligence.

Reference is made to the sections entitled “PORTFOLIO SUMMARY”, sub-heading “Principal Investment Risks” of the Prospectus and “PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO”, sub-heading “Principal Risks of Investing in the James Alpha Yorkville MLP Portfolio” of the Prospectus. The following information is added as a principal investment risk:

Quantitative Strategy Risk. The Portfolio will use quantitative mathematical models that rely on patterns inferred from historical prices, performance returns and other financial data in evaluating prospective investments. However, most quantitative models cannot fully match the complexity of the financial markets and therefore sudden unanticipated changes in underlying market conditions can significantly impact the performance of the Portfolio. Further, as market dynamics shift over time, a previously highly successful model may become outdated – perhaps without the Manager recognizing that fact before substantial losses are incurred. Moreover, there are an increasing number of market participants who rely on quantitative mathematical models. These models may be similar to those used by the Portfolio, which may result in a substantial number of market participants taking the same action with respect to an investment and some of these market participants may be substantially larger than the Portfolio. Investments selected using these models may perform differently than expected and technical issues in the construction and implementation of the models may occur. If the data utilized by the Manager to construct these models proves to be incorrect, the Portfolio may suffer losses.

Reference is made to the section entitled “Portfolio Managers”, sub-heading “Manager” of the Prospectus. The first paragraph under this section is amended to read:

Kevin R. Greene, James S. Vitalie, Michael J. Montague and Akos Beleznay, PhD are responsible for the day-to-day management of the Portfolio.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Class A, C, I and S Shares

Supplement dated December 31, 2018

To the Statement of Additional Information Dated December 31, 2018

(the “SAI”)

This Supplement updates and supersedes any contrary information contained in the Prospectus, the SAI or any supplements thereto with respect to the James Alpha Yorkville MLP Portfolio (the “Portfolio”).

Effective December 31, 2018, the name of the Portfolio will be changed to the James Alpha MLP Portfolio and all references to James Alpha Yorkville MLP Portfolio in the Portfolio’s Prospectuses and SAI are hereby amended accordingly.

Effective December 31, 2018, Yorkville Capital Management LLC (“Yorkville”) no longer serves as a sub-adviser to the Portfolio. Therefore, all references to Yorkville and to Darren R. Schuringa, James A. Hug and Leonard Edelstein as portfolio managers of the Portfolio are hereby deleted. Kevin R. Greene, James S. Vitalie, Michael J. Montague and Akos Beleznay, PhD of James Alpha Advisors, LLC, the Portfolio’s manager, are directly managing the Portfolio.

Please retain this supplement for future reference.